Income Tax - Movement in temporary differences during the fiscal year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Income Tax
Balance at January 1	$ 3,613,046	$ 3,659,221	$ 3,663,494
Recognized in profit and loss	17,017	(109,443)	(60,677)
Acquired or/ Recognized directly in equity	(2,327)	63,268	56,404
Balance at December 31	3,627,736	3,613,046	3,659,221
Accounts payables
Disclosure of Income Tax
Balance at January 1	(1,092,883)	(1,099,903)	(1,511,013)
Recognized in profit and loss	(889,150)	8,163	410,152
Acquired or/ Recognized directly in equity	(737)	(1,143)	958
Balance at December 31	(1,982,770)	(1,092,883)	(1,099,903)
Employee benefits
Disclosure of Income Tax
Balance at January 1	(199,087)		(53,398)
Recognized in profit and loss	(41,472)	(35,027)	(197,728)
Acquired or/ Recognized directly in equity	7,032	0	87,107
Balance at December 31	(233,527)	(199,087)
PTU payable
Disclosure of Income Tax
Balance at January 1	(17,727)	(26,020)	(20,536)
Recognized in profit and loss	(69,802)	8,293	(5,484)
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	(87,529)	(17,727)	(26,020)
Tax loss carryforwards
Disclosure of Income Tax
Balance at January 1	(667,289)	(327,935)	(59,883)
Recognized in profit and loss	(258,865)	(314,628)	(273,479)
Acquired or/ Recognized directly in equity	(23,576)	(24,726)	5,427
Balance at December 31	(949,730)	(667,289)	(327,935)
Interest carryforwards
Disclosure of Income Tax
Balance at January 1		0
Recognized in profit and loss		1,551
Acquired or/ Recognized directly in equity		(1,551)
Balance at December 31			0
Other provision
Disclosure of Income Tax
Balance at January 1	(137,854)	(62,767)	(78,230)
Recognized in profit and loss	19,020	(74,804)	15,436
Acquired or/ Recognized directly in equity	(4,615)	(283)	27
Balance at December 31	(123,449)	(137,854)	(62,767)
Goodwill
Disclosure of Income Tax
Balance at January 1	5,147	584	(3,879)
Recognized in profit and loss	4,293	4,371	4,391
Acquired or/ Recognized directly in equity	425	192	72
Balance at December 31	9,865	5,147	584
Intangible assets. [Member]
Disclosure of Income Tax
Balance at January 1	188,919	190,900	233,749
Recognized in profit and loss	(14,891)	(12,248)	(34,220)
Acquired or/ Recognized directly in equity	4,328	10,267	(8,629)
Balance at December 31	178,356	188,919	190,900
Inventories [Member]
Disclosure of Income Tax
Balance at January 1	1,820,929	1,695,684	1,639,156
Recognized in profit and loss	443,845	114,135	64,120
Acquired or/ Recognized directly in equity	6,489	11,110	(7,592)
Balance at December 31	2,271,263	1,820,929	1,695,684
Accounts receivables
Disclosure of Income Tax
Balance at January 1	497,655	445,198	366,825
Recognized in profit and loss	96,099	52,457	78,373
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	593,754	497,655	445,198
Other Items [Member]
Disclosure of Income Tax
Balance at January 1	0
Recognized in profit and loss	1,606
Acquired or/ Recognized directly in equity	(341)
Balance at December 31	1,265	0
Property, plant and equipments
Disclosure of Income Tax
Balance at January 1	2,913,526		2,503,223
Recognized in profit and loss	105,961	177,372	184,454
Acquired or/ Recognized directly in equity	8,668	69,402	(20,966)
Balance at December 31	3,028,155	2,913,526
Prepaid expenses
Disclosure of Income Tax
Balance at January 1	289,716	336,985	647,480
Recognized in profit and loss	663,466	(47,269)	(310,495)
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	953,182	289,716	336,985
Derivative financial instruments
Disclosure of Income Tax
Balance at January 1	11,994	3,803
Recognized in profit and loss	2,293	8,191	3,803
Acquired or/ Recognized directly in equity	0	0
Balance at December 31	14,287	11,994	$ 3,803
Tax Incentives To Be Credited In The United States of America
Disclosure of Income Tax
Balance at January 1	0
Recognized in profit and loss	(45,386)
Acquired or/ Recognized directly in equity	0
Balance at December 31	$ (45,386)	$ 0